Principal Funds, Inc.

Supplement dated March 24, 2017
to the Statement of Additional Information dated December 31, 2016
(as supplemented on January 13, 2017, January 30, 2017, and March 17, 2017)
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.
On June 6, 2017, delete Dynamic High Yield Explorer Fund from the Ticker Symbols by Share Class table, and replace with Dynamic Floating Rate High Income Fund on cover page.
On June 23, 2017, remove Class P from list of share classes in first paragraph on the cover page, and delete column P from the Ticker Symbols by Share Class table.

FUND HISTORY
On June 6, 2017, delete Dynamic High Yield Explorer Fund from the Share Class table, and replace with Dynamic Floating Rate High Income Fund.
On June 23, 2017, remove all Class P references.

MULTIPLE CLASS STRUCTURE
On June 6, 2017, delete Dynamic High Yield Explorer Fund from the Distribution/12b-1 payment table, and replace with Dynamic Floating Rate High Income Fund.
On June 23, 2017, remove all Class P references.

DESCRIPTION OF THE FUNDS’ INVESTMENT AND RISKS
On June 6, 2017, under Fund Policies, delete Dynamic High Yield Explorer from the sixth paragraph, and replace with Dynamic Floating Rate High Income.
On June 6, 2017, under the Fund Policies section, in Non-Fundamental Restrictions, delete number 4 and replace with the following:
Invest more than 25% (45% for Preferred Securities Fund) of its assets in foreign securities, except that the Capital Securities, Diversified Real Asset, Global Multi-Strategy, Global Opportunities, Global Opportunities Equity Hedged, International Equity Index, International Small Company, Multi-Manager Equity Long/Short, Origin Emerging Markets, and SystematEx International Funds may invest up to 100% of their assets in foreign securities; the Bond Market Index Fund may invest in foreign securities to the extent that the relevant index is so invested; and the Opportunistic Municipal Fund may not invest in foreign securities.
On June 6, 2017, under the Fund Policies section, in Non-Fundamental Restrictions, delete the Dynamic High Yield Explorer Fund reference in the last paragraph, and replace with Dynamic Floating Rate High Income Fund.

INVESTMENT ADVISORY AND OTHER SERVICES
On or about March 24, 2017, under Investment Advisors, at the end of the Sub-Advisor: BlackRock Financial Management, Inc. section, add the following:

Sub-Sub-Advisor:	BlackRock International Limited is an indirect wholly-owned subsidiary of BlackRock, Inc.

Fund(s):	a portion of the assets of Diversified Real Asset
Effective May 1, 2017, under Investment Advisors, delete the "Fund(s)" information from the Sub-Advisor: AQR Capital Management, LLC section, and replace with the following:
Fund(s):    a portion of the assets of Global Multi-Strategy and Multi-Manager Equity Long/Short
On June 6, 2017, under Investment Advisors, in the Sub-Advisor: Principal Global Investors, LLC section, delete Dynamic High Yield Explorer from the Fund(s), and replace with Dynamic Floating Rate High Income.

Effective March 24, 2017, in the Management Agreement section, delete the information for the Opportunistic Municipal Fund from the Contractual Limits on Total Annual Fund Operating Expenses table, and replace with the following:

Contractual Limits on Total Annual Fund Operating Expenses
Fund	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5	R-6	Expiration
Opportunistic Municipal	0.90%	1.65%	N/A	0.62%	N/A	N/A	N/A	N/A	N/A	N/A	6/30/2018
On June 6, 2017, in the Management Agreement section, delete Dynamic High Yield Explorer from the Net Asset Value of Fund, Contractual Limits on Total Annual Fund Operating Expenses, and Management Fees for Periods Ended August 31 tables, and replace with Dynamic Floating Rate High Income.
On June 6, 2017, in the Sub-Advisory Agreements for the Funds section, delete Dynamic High Yield Explorer from the Underwriting Fees for Periods Ended August 31 table, and replace with Dynamic Floating Rate High Income.
Effective June 23, 2017, in the Management Agreement section, delete the Contractual Limits on Total Annual Fund Operating Expenses table, and replace with the following:

Contractual Limits on Total Annual Fund Operating Expenses
Fund	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5	Expiration
Blue Chip	1.35%	2.10%	N/A	0.81%	N/A	N/A	N/A	N/A	N/A	6/30/2018
Bond Market Index	N/A	N/A	0.78%	0.23%	1.11%	0.98%	0.80%	0.61%	0.49%	12/30/2017
Diversified Real Asset	1.25%	2.00%	N/A	0.88%	N/A	N/A	N/A	N/A	N/A	6/30/2018
Dynamic Floating Rate High Income	1.10%	N/A	N/A	0.75%	N/A	N/A	N/A	N/A	N/A	12/30/2017
EDGE MidCap	N/A	N/A	N/A	0.90%	N/A	N/A	N/A	N/A	N/A	6/30/2018
Global Multi-Strategy	N/A	2.75%	N/A	1.63%	N/A	N/A	N/A	N/A	N/A	6/30/2018
Global Opportunities	1.50%	2.25%	N/A	0.85%	N/A	N/A	N/A	N/A	N/A	6/30/2018
Global Opportunities Equity Hedged	1.55%	N/A	N/A	1.25%	N/A	N/A	N/A	N/A	N/A	12/30/2017
International Equity Index	N/A	N/A	N/A	0.40%	N/A	N/A	N/A	N/A	N/A	6/30/2018
International Small Company	1.60%	N/A	N/A	1.20%	N/A	N/A	N/A	N/A	N/A	6/30/2018
Multi-Manager Equity Long/Short	2.02%	N/A	N/A	1.67%	N/A	N/A	N/A	N/A	N/A	6/30/2018
Opportunistic Municipal	0.90%	1.65%	N/A	0.62%	N/A	N/A	N/A	N/A	N/A	6/30/2018
Origin Emerging Markets	1.75%	N/A	N/A	1.25%	N/A	N/A	N/A	N/A	N/A	6/30/2018
Preferred Securities	N/A	N/A	N/A	0.82%	N/A	N/A	N/A	N/A	N/A	6/30/2018
Real Estate Allocation	0.50%	N/A	N/A	0.15%	N/A	N/A	N/A	N/A	N/A	12/30/2017
Real Estate Debt Income	1.00%	N/A	N/A	0.70%	N/A	N/A	N/A	N/A	N/A	6/30/2018
Small-MidCap Dividend Income	N/A	N/A	N/A	0.86%	N/A	N/A	N/A	N/A	N/A	6/30/2018
SystematEx International	N/A	N/A	N/A	0.75%	N/A	N/A	N/A	N/A	N/A	6/30/2018
The SystematEx LargeCap Value Fund's operating expense limit for Class R-6 shares is 0.42%. This expense limit will continue through December 30, 2017.

In addition, PMC has contractually agreed to limit the expenses identified as "Other Expenses" related to certain share classes of certain Funds by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) at or below certain limits. The Other Expenses limits and the agreement terms are as follows:

Fund	R-6	Expiration
Blue Chip	0.01%	6/30/2018
Diversified Real Asset	0.02%	6/30/2018
EDGE MidCap	0.02%	6/30/2018
International Equity Index	0.02%	6/30/2018
International Small Company	0.02%	6/30/2018
Multi-Manager Equity Long/Short	0.02%	6/30/2018
Origin Emerging Markets	0.02%	6/30/2018
Preferred Securities	0.02%	6/30/2018
Real Estate Debt Income	0.02%	6/30/2018
Small-MidCap Dividend Income	0.02%	6/30/2018
SystematEx International	0.02%	6/30/2018
Effective June 23, 2017, in the last table on page 56, under Contractual Fee Waivers, for Global Multi-Strategy Fund, change 12/31/2017 to 6/30/2018.
On June 23, 2017, remove all Class P references.

BROKERAGE ALLOCATION AND OTHER PRACTICES
On June 6, 2017, in the Brokerage on Purchases and Sales of Securities section, delete Dynamic High Yield Explorer from the Total Brokerage Commissions Paid for Periods Ended August 31 table, and replace with Dynamic Floating Rate High Income.

PURCHASE AND REDEMPTION OF SHARES
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
On June 23, 2017, remove all Class P references.

PORTFOLIO MANAGER DISCLOSURE
In the Sub-Advisor: Origin Asset Management LLP section, add the following information to the Other Accounts Managed and Ownership of Securities tables in alphabetical order:

	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Asset of the Accounts that base the Advisory Fee on Performance
Grace Tolley: Origin Emerging Markets Fund*
Registered investment companies	1	$360.7 million	0	$0
Other pooled investment vehicles	6	$936.0 million	2	$161.5 million
Other accounts	9	$1.7 billion	1	$347.9 million
* Information as of December 31, 2016.

Ownership of Securities

Portfolio Manager	PFI Funds Manged by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Grace Tolley*	Origin Emerging Markets	None
* Information as of December 31, 2016
On June 6, 2017, in the Sub-Advisor: Principal Global Investors, LLC section, delete Dynamic High Yield Explorer Fund from the Other Accounts Managed table, and replace with Dynamic Floating Rate High Income Fund.
On June 6, 2017, in the Sub-Advisor: Principal Global Investors, LLC section, delete Dynamic High Yield Explorer from the Ownership of Securities table, and replace with Dynamic Floating Rate High Income.

APPENDIX C
On June 6, 2017, in the Class A Maximum Offering Price Calculation table, delete Dynamic High Yield Explorer Fund, and replace with Dynamic Floating Rate High Income Fund.